PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Existing Debt	$ 673,555	$ 1,429,681
Book Value	$ 975,752	2,171,236
Airbus A319 [Member] | Wilmington [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Creditor company	MUFG
Committed Assets	Aircraft and engines
Existing Debt	$ 4,554	58,611
Book Value	$ 13,205	259,036
Airbus A319 [Member] | Citibank N.A. [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Creditor company	Citibank N.A.
Committed Assets	Aircraft and engines
Existing Debt		27,936
Book Value		45,849
Boeing 767 [Member] | Wilmington [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Existing Debt	35,043	46,779
Book Value	164,448	168,315
Boeing 767 [Member] | Trust Company [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Existing Debt	33,154	51,543
Book Value	203,788	227,604
Boeing 767 [Member] | Credit Agricole [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Existing Debt	9,121	10,404
Book Value	23,323	30,958
Boeing 777 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Existing Debt	141,605	144,358
Book Value	$ 144,065	141,620
Airbus A319 [Member] | Credit Agricole [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Creditor company	Credit Agricole
Committed Assets	Aircraft and engines
Existing Debt	$ 3,518	1,073
Book Value	5,311	6,419
Airbus A320 [Member] | Credit Agricole [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Existing Debt	195,864	139,192
Book Value	161,397	117,130
Airbus A320 [Member] | Citibank N.A. [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Existing Debt		128,030
Book Value		181,224
Airbus A320 [Member] | MUFG [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Creditor company	MUFG
Committed Assets	Aircraft and engines
Existing Debt		166,712
Book Value		258,875
Airbus A320/A350 [Member] | Credit Agricole [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Existing Debt	6,192	30,733
Book Value	$ 4,827	27,427
Airbus A320/A350 [Member] | Bank of Utah [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Creditor company	BNP Paribas
Committed Assets	Aircraft and engines
Existing Debt	$ 184,199	198,475
Book Value	221,311	233,501
Boeing 787 [Member] | Credit Agricole [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Existing Debt	60,305	91,797
Book Value	34,077	38,551
Airbus A321 [Member] | Citibank N.A. [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Existing Debt		41,599
Book Value		75,092
Airbus A350 [Member] | Citibank N.A. [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Existing Debt		15,960
Book Value		26,507
Airbus B767 [Member] | Citibank N.A. [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Existing Debt		90,846
Book Value		181,246
Airbus B787 [Member] | Citibank N.A. [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Existing Debt		23,156
Book Value		17,036
Rotables [Member] | Citibank N.A. [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Existing Debt		162,477
Book Value		$ 134,846